                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                  811-21249

                     (Investment Company Act File Number)

             Federated Premier Intermediate Municipal Income Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/2005

            Date of Reporting Period: Fiscal year ended 11/30/2005

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund

3RD ANNUAL SHAREHOLDER REPORT

November 30, 2005

FEDERATED INVESTORS'
CLOSED-END MUNICIPAL FUNDS

Established 2002

FINANCIAL HIGHLIGHTS
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
LAST MEETING OF SHAREHOLDERS (UNAUDITED)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
DIVIDEND REINVESTMENT PLAN
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE
CERTIFICATION DISCLOSURE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -
Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended
	2005		2004		11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.66		$14.56		$14.33
Income From Investment Operations:
Net investment income	1.12	[2]	1.13	[2]	0.98	[2]
Net realized and unrealized gain on investments, swap contracts and futures contracts	0.43		0.07		0.32
Distributions to preferred shareholders from net investment income	(0.19	) [3]	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	1.36		1.10		1.22
Less Distributions to Common Shareholders:
From net investment income	(0.97)		(1.00)		(0.84)
Capital Charges With Respect to Issuance of:
Common shares	--		--		(0.03)
Preferred shares	--		--		(0.12)
TOTAL CAPITAL CHARGES	--		--		(0.15)
Net Asset Value, End of Period	$15.05		$14.66		$14.56
Market Price, End of Period	$14.44		$14.31		$14.25
Total Return at Net Asset Value [4]	9.49%		8.05%		7.70%
Total Return at Market Price [5]	7.75%		7.76%		0.70%

Ratios to Average Net Assets:
Net expenses [6]	0.85%		0.85%		0.77	% [7]
Net investment income [8]	6.16%		7.13%		6.68	% [7]
Expense waiver/reimbursement [9]	0.14%		0.17%		0.12	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$92,013		$89,590		$88,951
Portfolio turnover	3%		12%		54%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
11/30/2005	$53,675,000	$67,857	$50,024	$25,012	$25,000
11/30/2004	$53,675,000	$66,728	$50,010	$25,005	$25,000
11/30/2003 [10]	$53,675,000	$66,430	$50,004	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 7.89% and 7.67%.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended
	2005		2004		11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.53		$14.65		$14.33
Income From Investment Operations:
Net investment income	0.92	[2]	0.90	[2]	0.79	[2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.08)		(0.14)		0.40
Distributions to preferred shareholders from net investment income	(0.20	) [3]	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.64		0.66		1.11
Less Distributions to Common Shareholders:
From net investment income	(0.76)		(0.78)		(0.64)
Capital Charges With Respect to Issuance of:
Common shares	--		--		(0.03)
Preferred shares	--		--		(0.12)
TOTAL CAPITAL CHARGES	--		--		(0.15)
Net Asset Value, End of Period	$14.41		$14.53		$14.65
Market Price, End of Period	$12.68		$13.50		$13.47
Total Return at Net Asset Value [4]	4.46%		5.03%		7.05%
Total Return at Market Price [5]	(0.66)%		6.14%		(5.97)%

Ratios to Average Net Assets:
Net expenses [6]	0.89%		0.89%		0.80	% [7]
Net investment income [8]	4.97%		5.51%		5.20	% [7]
Expense waiver/reimbursement [9]	0.08%		0.07%		0.04	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,124		$100,908		$101,782
Portfolio turnover	15%		11%		41%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
11/31/2005	$61,025,000	$66,017	$50,004	$25,002	$25,000
11/30/2004	$61,025,000	$66,339	$50,016	$25,008	$25,000
11/30/2003 [10]	$61,025,000	$66,697	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 4.63% and 6.83%.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Federated Premier Municipal Income Fund-Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	40.4%	Aaa	41.1%
AA	2.0%	Aa	0.9%
A	5.7%	A	4.0%
BBB	19.8%	Baa	21.6%
BB	0.4%	Ba	0.0%
B	1.4%	B	1.0%
Not Rated by S&P	30.3%	Not Rated by Moody's	31.4%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2005, the Fund's top six sector exposures 3 were as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	37.6%
Hospital	16.6%
Lifecare	9.7%
Special Tax	8.6%
Prerefunded	8.4%
Industrial Revenue	4.6%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by...." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 20.1% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, such as guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.

Federated Premier Municipal Income Fund-Portfolio of Investments

November 30, 2005

Principal Amount			Value
		MUNICIPAL BONDS--99.5%
		Alabama--1.9%
$550,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	$548,982
2,000,000		Jefferson County, AL Sewer System, Capital Improvement Warrants (Series 2002D), 5.25% (U.S. Treasury PRF 8/1/2012 @100), 2/1/2026	2,180,640
		TOTAL	2,729,622
		Arizona--2.2%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024	524,180
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA Insurance Corp. INS), 7/1/2022	1,085,080
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	793,627
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	819,300
		TOTAL	3,222,187
		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(U.S. Treasury PRF 2/1/2010 @100)/(Original Issue Yield: 7.50%), 2/1/2029	1,138,980
		California--5.3%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375%, 5/1/2022 (U.S. Treasury PRF 5/1/2012 @101)/(Original Issue Yield: 5.48%)	1,102,680
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	2,130,260
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	1,067,160
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	281,670
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	903,697
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	544,995
1,500,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of 2003), 5.00% (AMBAC INS), 10/1/2027	1,556,505
		TOTAL	7,586,967
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--4.1%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	$795,658
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	1,002,720
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	546,090
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	1,061,940
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	259,287
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	547,055
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%), 12/1/2033	1,095,420
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	545,465
		TOTAL	5,853,635
		Connecticut--2.4%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,311,887
2,000,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	2,096,080
		TOTAL	3,407,967
		District of Columbia--1.9%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,815,425
		Florida--6.8%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029	623,670
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	494,384
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	1,612,165
1,305,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,416,499
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	2,097,480
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.00%, 5/1/2024	425,076
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	$426,192
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,095,720
500,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	501,740
1,075,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	1,129,341
		TOTAL	9,822,267
		Hawaii--1.1%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,618,638
		Illinois--4.4%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	1,041,960
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	2,614,975
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,083,880
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,034,480
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	621,463
		TOTAL	6,396,758
		Kansas--2.2%
3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	3,168,930
		Kentucky--1.1%
1,500,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	1,630,725
		Massachusetts--2.7%
700,000		Commonwealth of Massachusetts, GO Ltd, 5.25% (U.S. Treasury PRF 1/1/2013 @100), 1/1/2022	760,025
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,086,900
2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	2,103,580
		TOTAL	3,950,505
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--4.7%
$2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(U.S. Treasury PRF 5/1/2012 @100), 5/1/2018	$2,246,840
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	1,048,360
2,375,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (FSA INS), 5/1/2023	2,480,023
900,000		West Bloomfield, MI School District, School Building & Site UT GO Bonds, 5.125% (U.S. Treasury PRF 5/1/2011 @100)/(Original Issue Yield: 5.35%), 5/1/2021	966,771
		TOTAL	6,741,994
		Minnesota--0.7%
900,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	939,330
		Mississippi--1.7%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	2,390,560
		Missouri--0.4%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	515,960
		Nevada--2.4%
650,000	[1]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	670,449
645,000		North Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante SID No. 60), 12/1/2022	671,948
2,000,000		Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA INS)/(Original Issue Yield: 5.36%), 7/1/2025	2,080,780
		TOTAL	3,423,177
		New Hampshire--2.3%
3,000,000		Manchester, NH School Facilities, Revenue Bonds, 5.50% (U.S.Treasury PRF 6/1/2013 @100), 6/1/2028	3,309,210
		New Jersey--1.8%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	524,560
300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.82%), 11/1/2031	310,560
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	616,560
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court College), 7/1/2033	1,112,690
		TOTAL	2,564,370
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--0.5%
$750,000	[1]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	$792,315
		New York--5.4%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	815,813
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/ (Original Issue Yield: 5.25%), 7/1/2022	769,238
3,000,000		Metropolitan Transportation Authority, NY, Service Contract Revenue Refunding Bonds, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022	3,141,660
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	844,352
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2019	2,163,960
		TOTAL	7,735,023
		North Carolina--3.5%
1,000,000		Appalachian State University, NC, Revenue Bonds, (Series 2003 A), 5.125% (FGIC INS), 5/1/2021	1,067,600
1,000,000		Haywood County, NC Industrial Facilties & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	1,024,000
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,058,450
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	821,344
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 1/1/2019	1,068,800
		TOTAL	5,040,194
		North Dakota--2.9%
2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA INS)/(Original Issue Yield: 5.70%), 6/1/2021	2,153,220
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/(Original Issue Yield: 6.375%), 7/1/2026	2,083,120
		TOTAL	4,236,340
		Ohio--0.7%
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	1,041,840
		Pennsylvania--3.2%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	1,386,863
200,000		Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	94,340
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,295,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	$1,546,696
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	541,875
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2023	1,080,620
		TOTAL	4,650,394
		South Carolina--5.4%
1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	1,039,300
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series2004A), 5.375% (FGIC INS), 6/1/2023	2,095,103
2,500,000		South Carolina, EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,623,000
2,000,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020	2,110,160
		TOTAL	7,867,563
		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,827,823
		Tennessee--3.8%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	2,355,620
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	1,609,340
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	1,583,685
		TOTAL	5,548,645
		Texas--9.7%
600,000		Abilene, TX Health Facilites Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	648,366
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	754,110
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	2,667,775
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$200,000		Matagorda County, TX Navigation District No. 1, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	$208,816
4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	4,217,280
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	1,454,099
500,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Company LLC), 5/1/2028	501,130
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy Company LLC), 8/1/2022	1,147,062
335,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy Company LLC), 7/1/2022	358,333
1,000,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	1,048,950
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/(Original Issue Yield: 5.84%), 7/1/2027	1,044,570
		TOTAL	14,050,491
		Virginia--3.5%
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,109,130
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	1,329,818
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (Original Issue Yield: 7.625%), 12/1/2032	1,552,908
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,071,230
		TOTAL	5,063,086
		Washington--5.0%
1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2020	1,050,890
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% ( FSA INS)/(Original Issue Yield: 5.17%), 12/1/2021	2,002,310
2,000,000		Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/ (Original Issue Yield: 5.05%), 1/1/2021	2,092,940
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/(Original Issue Yield: 5.09%), 7/1/2022	2,086,960
		TOTAL	7,233,100
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--3.7%
$3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	$3,118,080
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	168,387
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	523,075
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	522,035
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	1,059,460
		TOTAL	5,391,037
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $135,489,206)	143,705,058
		SHORT-TERM MUNICIPALS--0.5% [2]
		Alaska--0.5%
700,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.000%, 12/1/2005 (AT AMORTIZED COST)	700,000
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $136,189,206) [3]	144,405,058
		OTHER ASSETS AND LIABILITIES--NET	1,283,138
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(53,675,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$92,013,196

At November 30, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $2,801,500 which represents 1.9% of total market value.

2 Current rate and next reset date shown.

3 The cost of investments for federal tax purposes amounts to $136,188,804.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	37.6%	Aaa	40.7%
AA	2.4%	Aa	1.7%
A	5.7%	A	7.5%
BBB	19.9%	Baa	17.2%
BB	1.1%	Ba	1.7%
B	1.6%	B	1.0%
Not Rated by S&P	31.7%	Not Rated by Moody's	30.2%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2005, the Fund's top six sector exposures 3 were as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	40.2%
Hospital	14.7%
Lifecare	10.1%
Special Tax	8.4%
Electric and Gas	5.8%
Industrial Revenue	4.6%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by...." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 19.2% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Sector classifications and the assignment of holdings to such sectors are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, such as guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments

November 30, 2005

Principal Amount			Value
		MUNICIPAL BONDS--99.2%
		Alabama--2.5%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	$2,056,980
550,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	548,982
1,290,000		Fairfield, AL IDA, Environmental Improvement Revenue Bonds (Series 1995), 5.40% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011, maturity 11/1/2016	1,385,473
		TOTAL	3,991,435
		Alaska--2.5%
3,815,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	4,062,098
		Arizona--1.7%
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2010	1,062,800
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,620,090
		TOTAL	2,682,890
		Arkansas--1.3%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010 @100)/(Original Issue Yield: 7.40%), 2/1/2020	1,134,190
1,000,000		Independence County, AR PCR, Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,013,560
		TOTAL	2,147,750
		California--7.2%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	1,358,887
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014, maturity 7/1/2026	597,178
1,500,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	1,619,865
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	2,172,380
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$2,000,000		Oakland, CA Redevelopment Agency, Tax Allocation Bonds, 5.00% (FGIC INS), 9/1/2010	$2,133,640
1,855,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.00% (FGIC INS), 5/1/2012	1,996,555
1,500,000	[1]	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	1,642,980
		TOTAL	11,521,485
		Colorado--5.5%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	795,658
150,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	148,585
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	501,360
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	531,865
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,311,160
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016	957,391
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	2,070,532
1,000,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2018	1,058,280
700,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.125% (Original Issue Yield: 6.25%), 12/1/2025	703,115
300,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	297,171
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	545,465
		TOTAL	8,920,582
		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/ (Original Issue Yield: 5.90%), 12/1/2023	788,490
		District of Columbia--1.3%
2,000,000		District of Columbia, Refunding UT GO (Series 2002C), 5.25% (XL Capital Assurance Inc. INS), 6/1/2010	2,135,020
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--4.3%
$600,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @ 102), 10/1/2033	$741,576
750,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	757,170
620,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	622,815
695,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	698,704
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	822,637
485,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	520,871
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	2,017,879
380,000		Plantation, FL, Refunding & Improvement Projects Revenue Bonds, 5.00% (FSA INS), 8/15/2020	401,614
375,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	379,515
		TOTAL	6,962,781
		Georgia--2.5%
1,000,000		Bibb County, GA Development Authority, Revenue Bonds (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	1,016,450
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	761,700
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	2,293,696
		TOTAL	4,071,846
		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,686,694
		Illinois--3.8%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012	1,090,350
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	1,943,815
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	1,085,940
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	$1,034,730
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	885,097
		TOTAL	6,039,932
		Indiana--1.4%
1,075,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011, Maturity 12/1/2022	1,142,209
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005), 5.50% (Ascension Health Credit Group), 11/15/2009	1,065,510
		TOTAL	2,207,719
		Iowa--0.3%
500,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	514,980
		Kansas--1.3%
2,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2011	2,148,280
		Kentucky--1.3%
2,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	2,162,220
		Louisiana--3.1%
1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/ (MBIA Insurance Corp. INS), 12/1/2014	1,658,721
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/ (MBIA Insurance Corp. INS), 12/1/2015	1,756,325
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	1,523,745
		TOTAL	4,938,791
		Massachusetts--3.1%
2,500,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.50% (FSA INS), 11/1/2010	2,716,425
2,105,000		Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Nuclear Project 3-A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	2,245,719
		TOTAL	4,962,144
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--3.2%
$2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(U.S. Treasury PRF 5/1/2012 @ 100), 5/1/2018	$2,246,840
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/ (Original Issue Yield: 6.45%), 1/1/2025	511,670
1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, Revenue Bonds, 5.25%, 12/1/2011	1,084,430
250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	261,840
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	1,068,120
		TOTAL	5,172,900
		Mississippi--1.8%
1,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	1,792,920
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	1,035,030
		TOTAL	2,827,950
		Missouri--1.3%
1,060,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2010	1,138,631
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011	984,147
		TOTAL	2,122,778
		Nevada--3.1%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013, maturity 3/1/2038	2,067,160
800,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	822,680
1,000,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	1,036,210
990,000		North Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante SID No. 60), 12/1/2022	1,031,362
		TOTAL	4,957,412
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--1.9%
$600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	$627,858
915,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	929,128
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	400,132
1,000,000		Passaic Valley, NJ Sewer Authority, Sewer System Revenue Bonds (Series F), 5.00% (FGIC INS), 12/1/2011	1,073,860
		TOTAL	3,030,978
		New Mexico--0.6%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012, Maturity 6/1/2032	1,000,020
		New York--10.3%
380,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	412,406
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,053,880
4,000,000		Metropolitan Transportation Authority, NY, Refunding Transportation Revenue Bonds (Series 2002F), 5.00% (MBIA Insurance Corp. INS), 11/15/2011	4,296,280
800,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	837,328
500,000		New York City, NY, UT GO Bonds (Series 2001F), 5.25%, 8/1/2011	536,165
2,000,000		New York City, NY, UT GO Bonds (Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,078,120
2,360,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/(FSA INS), 7/1/2010	2,507,170
1,490,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2009	1,576,345
1,000,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Bonds (Series 2002C), 4.00% (New York State)/(XL Capital Assurance Inc. INS), 1/1/2010	1,017,140
1,225,000		Unadilla, NY Central School District No. 2, UT GO Bonds, 4.50% (FGIC INS), 6/15/2011	1,281,056
		TOTAL	16,595,890
		North Carolina--3.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,087,950
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	505,900
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	$994,114
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,230,100
		TOTAL	5,818,064
		Ohio--2.1%
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	3,125,520
250,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	265,740
		TOTAL	3,391,260
		Oregon--0.7%
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	1,077,920
		Pennsylvania--8.1%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	1,674,918
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	439,102
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	414,248
230,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	232,252
750,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	763,305
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,652,865
3,975,000		Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS), 7/1/2011	4,294,709
1,300,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 12/1/2010	1,388,777
1,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 5.25% (AMBAC INS), 12/15/2011	1,086,480
1,125,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2008	1,160,528
		TOTAL	13,107,184
		South Carolina--0.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,089,240
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--5.9%
$1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	$1,025,560
1,000,000		Brazos River Authority, TX PCR, Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy Company LLC), Mandatory Tender 10/1/2014, maturity 10/1/2029	1,061,590
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,060,780
1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	1,623,360
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community), 2/15/2020	511,580
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	1,593,000
1,250,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series 2005), 5.50% (Christian Care Centers, Inc.), 2/15/2025	1,284,788
250,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy Company LLC), 7/1/2022	267,413
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	1,059,240
		TOTAL	9,487,311
		Virginia--3.6%
772,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	815,842
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	1,106,230
2,600,000		Chesapeake, VA Hospital Authority, Refunding Revenue Bonds (Series 2004A), 5.25% (Chesapeake General Hospital), 7/1/2011	2,735,902
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.50%), 12/1/2023	1,115,350
		TOTAL	5,773,324
		Washington--5.3%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital), 12/1/2018	539,035
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds (Series 2002B), 5.25% (FSA INS), 12/1/2012	1,094,505
1,000,000		Spokane, WA, Refunding LT GO Bonds, 5.00% (FGIC INS), 6/1/2011	1,066,750
1,410,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,510,477
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	1,142,670
1,435,000		Yakima County, WA, LT GO Bonds (2002), 5.00% (AMBAC INS), 12/1/2010	1,526,223
1,495,000		Yakima County, WA, LT GO Bonds (2002), 5.25% (AMBAC INS), 12/1/2011	1,620,386
		TOTAL	8,500,046
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--2.4%
$200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	$209,040
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	508,590
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,140,280
970,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	1,030,567
		TOTAL	3,888,477
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $155,683,236)	159,785,891
		SHORT-TERM MUNICIPALS--0.8% [3]
		Alabama--0.1%
200,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.000%, 12/1/2005	200,000
		Tennessee--0.7%
1,100,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 12/1/2005	1,100,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,300,000
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $156,983,236) [4]	161,085,891
		OTHER ASSETS AND LIABILITIES--NET	62,693
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(61,025,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$100,123,584

At November 30, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

At November 30, 2005, the Fund had the following open futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Note 10-Year Futures	100	$(10,853,125)	March 2006	$10,523

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $2,667,324 which represents 1.7% of total market value.

3 Current rate and next reset date shown.

4 The cost of investments for federal tax purposes amounts to $156,982,730.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	-- Industrial Development Bond
IDRBs	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

November 30, 2005

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$144,405,058	$161,085,891
Cash	63,161	83,117
Income receivable	2,378,228	2,536,932
Receivable for daily variation margin	--	15,625
Receivable for investments sold	--	60,000
TOTAL ASSETS	146,846,447	163,781,565
Liabilities:
Income distribution payable--Common Shares	446,441	399,451
Income distribution payable--Preferred Shares	25,579	4,931
Payable for transfer and dividend disbursing agent fees and expenses	8,336	8,310
Payable for investments purchased	622,192	2,161,755
Accrued expenses	55,703	58,534
TOTAL LIABILITIES	1,158,251	2,632,981
Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000
Net Assets Applicable to Common Shares Consist of:
Paid- in capital	$86,670,238	$98,478,870
Net unrealized appreciation of investments and futures contracts	8,215,852	4,113,178
Accumulated net realized loss on investments, swap contracts and futures contracts	(3,198,076)	(2,842,048)
Undistributed net investment income	325,182	373,584
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$92,013,196	$100,123,584
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized):	6,115,623	6,946,981
Net asset value per share	$15.05	$14.41
Investments, at identified cost	$136,189,206	$156,983,236

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended November 30, 2005

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$7,775,106	$7,468,340
Expenses:
Investment adviser fee (Note 5)	802,884	892,756
Administrative personnel and services fee (Note 5)	150,000	150,000
Custodian fees	3,581	5,198
Transfer and dividend disbursing agent fees and expenses	33,889	33,436
Directors'/Trustees' fees	11,092	11,192
Auditing fees	45,896	45,896
Legal fees	4,534	4,543
Portfolio accounting fees	73,200	73,624
Printing and postage	19,570	34,832
Insurance premiums	15,589	9,426
Auction agent fees	6,500	5,945
Trailer commission fees (Note 2)	136,051	154,681
Miscellaneous	39,876	46,474
TOTAL EXPENSES	1,342,662	1,468,003
Waivers (Note 5):
Waiver of investment adviser fee	(291,574)	(324,255)
Waiver of administrative personnel and services fee	(125,932)	(82,584)
TOTAL WAIVERS	(417,506)	(406,839)
Net expenses	925,156	1,061,164
Net investment income	6,849,950	6,407,176
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts:
Net realized loss on investments and swap contracts	(862,340)	(848,882)
Net realized gain (loss) on futures contracts	183,436	(342,457)
Net change in unrealized appreciation of investments	3,318,476	618,260
Net change in unrealized depreciation of futures contracts	--	15,357
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	2,639,572	(557,722)
Income distributions declared to Preferred Shareholders	(1,162,750)	(1,371,769)
Change in net assets resulting from operations applicable to Common Shares	$8,326,772	$4,477,685

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
Year Ended November 30	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,849,950	$6,934,820	$6,407,176	$6,271,800
Net realized loss on investments, swap contracts and futures contracts	(678,904)	(2,312,475)	(1,191,339)	(1,593,334)
Net change in unrealized appreciation/depreciation of investment, swap contracts and futures contracts	3,318,476	2,715,004	633,617	559,419
Distributions from net investment income - Preferred Shares	(1,162,750)	(601,562)	(1,371,769)	(693,390)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	8,326,772	6,735,787	4,477,685	4,544,495
Distributions to Common Shareholders:
Distributions from net investment income - Common Shares	(5,947,075)	(6,142,154)	(5,262,338)	(5,418,645)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	43,091	46,016	--	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	43,091	46,016	--	--
Change in net assets	2,422,788	639,649	(784,653)	(874,150)
Net Assets Applicable to Common Shares:
Beginning of period	89,590,408	88,950,759	100,908,237	101,782,387
End of period	$92,013,196	$89,590,408	$100,123,584	$100,908,237
Undistributed net investment income included at end of period	$325,182	$585,214	$373,584	$600,713

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest (common shares) to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2005 was 2.90% and 2.95%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the year ended November 30, 2005 were $136,051 and $154,681, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2005, is as follows:

Federated Premier Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	5/9/2003	$400,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	$639,625
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000

Federated Premier Intermediate Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF), 10/1/2033	5/9/2003	$600,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$789,424
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000
Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	2/11/2004	$250,000

Futures Contracts

The Funds periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into bond interest rate futures contracts with brokers, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, each Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2005, the Funds had realized gains (losses) on futures contracts as follows:

Federated Premier Municipal Income Fund	$183,436
Federated Premier Intermediate Municipal Income Fund	$(342,457)

Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Funds are on a forward settling basis. For the year ended November 30, 2005, the Funds had realized losses on swap contracts as follows:

Federated Premier Municipal Income Fund	$(1,074,618)
Federated Premier Intermediate Municipal Income Fund	$(981,882)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure to interest rate fluctuations.

At November 30, 2005, the Funds had no open swap contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. COMMON SHARES

The following tables summarize share activity:

Federated Premier Municipal Income Fund
Year Ended November 30	2005	2004
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	2,808	3,144
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,808	3,144

Federated Premier Intermediate Municipal Income Fund
Year Ended November 30	2005	2004
Shares issued	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	--

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Federated Premier Municipal Income Fund	$(157)	$157
Federated Premier Intermediate Municipal Income Fund	$(197)	$197

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004, was as follows:

	2005 Tax-Exempt Income	2004 Tax-Exempt Income
Federated Premier Municipal Income	$7,109,825	$6,743,716
Federated Premier Intermediate Municipal Income	$6,634,107	$6,112,035

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Net Unrealized Appreciation	Capital Loss Carryforward
Federated Premier Municipal Income	$797,201	$8,216,254	$(3,198,478)
Federated Premier Intermediate Municipal Income	$777,956	$4,103,161	$(2,832,032)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At November 30, 2005, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation	[1]
Federated Premier Municipal Income Fund	$136,188,804	$8,336,591	$(120,337)	$8,216,254
Federated Premier Intermediate Municipal Income Fund	$156,982,730	$4,292,109	$(188,948)	$4,103,161

1 Excluding any unrealized depreciation on futures contracts.

At November 30, 2005, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $(3,198,478) and $(2,832,032), respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Capital Loss Carryforward to Expire in:	2011	2012	2013	Total Capital Loss Carryforward
Fund:
Federated Premier Municipal Income Fund:	$(207,100)	$(2,312,474)	$(678,904)	$(3,198,478)
Federated Premier Intermediate Municipal Income Fund:	$(57,890)	$(1,598,165)	$(1,175,977)	$(2,832,032)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser"), to serve as investment manager to the Fund. Pursuant to the Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of the Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides each Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS by Federated Premier Municipal Income Fund, and Federated Premier Intermediate Municipal Income Fund, was 0.026% and 0.067%, respectively, of average aggregate daily net assets of the Fund.

Organizational Expenses

Each Fund paid its organizational and offering expenses of up to $0.03 per common share in the fiscal year ended November 30, 2003. The Adviser paid organizational expenses and offering costs of each Fund that exceeded $0.03 per Common Share.

Interfund Transactions

During the year ended November 30, 2005, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$9,425,000	$9,950,630
Federated Premier Intermediate Municipal Income Fund	$14,325,000	$13,225,000

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At November 30, 2005, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$ 3,861,388	$ 4,556,407
Federated Premier Intermediate Municipal Income Fund	$23,561,947	$23,574,392

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHARES

On December 13, 2005, the Funds declared common share dividend distributions from their respective tax-exempt net investment income which were payable on January 3, 2006, to shareholders of record on December 23, 2005, as follows:

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Dividend per share	$0.0730	$0.0575

10. FEDERAL TAX INFORMATION (UNAUDITED)

At November 30, 2005, 100% of the distributions from net investment income for each Fund are exempt from federal income tax.

Last Meeting of Shareholders (unaudited)

FEDERATED PREMIER MUNICIPAL INCOME FUND

An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 23, 2005. On July 13, 2005, the record date for shareholders voting at the meeting, there were 6,117,994 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF FOUR CLASS II TRUSTEES - COMMON SHARES AND PREFERRED SHARES:

1. J. Christopher Donahue

For	Withheld Authority to Vote
5,885,061	44,912

2. Nicholas P. Constantakis

For	Withheld Authority to Vote
5,887,894	52,079

3. John F. Cunningham

For	Withheld Authority to Vote
5,879,894	50,079

4. Marjorie P. Smuts

For	Withheld Authority to Vote
5,877,394	52,579

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 23, 2005. On July 13, 2005, the record date for shareholders voting at the meeting, there were 2,147 outstanding Preferred Shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:

1. Peter E. Madden

For	Withheld Authority to Vote
2,066	5

2. John S. Walsh

For	Withheld Authority to Vote
2,066	5

The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Charles F. Mansfield, Jr., and John E. Murray, Jr., J.D.

FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND

An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 23, 2005. On July 13, 2005, the record date for shareholders voting at the meeting, there were 6,951,863 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF FOUR CLASS II TRUSTEES - COMMON SHARES AND PREFERRED SHARES:

1. J. Christopher Donahue

For	Withheld Authority to Vote
6,601,626	189,908

2. Nicholas P. Constantakis

For	Withheld Authority to Vote
6,605,626	185,908

3. John F. Cunningham

For	Withheld Authority to Vote
6,606,626	184,908

4. Marjorie P. Smuts

For	Withheld Authority to Vote
6,601,422	190,112

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 23, 2005. On July 13, 2005, the record date for shareholders voting at the meeting, there were 2,441 outstanding Preferred Shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:

1. Peter E. Madden

For	Withheld Authority to Vote
2,373	0

2. John S. Walsh

For	Withheld Authority to Vote
2,373	0

The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Charles F. Mansfield, Jr., and John E. Murray, Jr., J.D.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED PREMIER MUNICIPAL INCOME FUND AND FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (the "Funds") as of November 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Trustees and Fund Officers

The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue*+ Birth Date: July 28, 1924 TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: December 2002	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (investment advisory subsidiary of Federated) and Passport Research II, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley**++ Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.**++ Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis**++ Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham++ Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: December 2002	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden++ Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: December 2002	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.**++ Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D.+ ++ Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts++ Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh++ Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

+ Member of Executive Committee.

** Member of Audit Committee.

++ Member of Nominating Committee.

OFFICERS

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: December 2002	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc., and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: December 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER, TAX-FREE FIXED INCOME, AND VICE PRESIDENT Began serving: December 2002	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 2002. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Funds. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the one year period ending December 31, 2004, Federated Premier Municipal Income Fund's performance was above the median of the relevant peer group. Federated Premier Intermediate Municipal Income Fund's performance fell below the median of the relevant peer group for the one year period ending December 31, 2004. During the year ending December 31, 2004, the Funds' investment advisory fees after waivers and expense reimbursements, if any, were below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

DIVIDEND REINVESTMENT PLAN

The following description of each Fund's Dividend Reinvestment Plan (the "Plan") is furnished to you annually as required by federal securities laws.

Unless the registered owner of a Fund's common shares elects to receive cash by contacting Computershare Trust Co., N.A. (the "Plan Administrator"), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, as agent for shareholders in the Plan, in additional common shares of the Fund. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator at the address set forth below if your Shares are registered in your name, or by contacting your bank, broker, or other nominee if your Shares are held in street or other nominee name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice to the Plan Administrator. Such notice will be effective for a dividend if received and processed by the Plan Administrator prior to the dividend record date; otherwise the notice will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which the shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution payable in cash (together, a "dividend"), non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either: (1) through receipt from the Fund of additional authorized but unissued common shares ("newly issued common shares"); or (2) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for a dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value (NAV) per common share, the Plan Administrator will invest the dividend amount on behalf of the participants in newly issued common shares. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV per common share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such dividend, whichever is sooner (the "last purchase date"), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Funds will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the day before the next "ex-dividend" date, which will be approximately ten days. If, before the Plan Administrator has completed its open-market purchases, the market price per common share exceeds the NAV per common share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the NAV per common share at the close of business on the last purchase date; provided that, if the NAV is less than or equal to 95% of the then current market price per common share, the dollar amount of the dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of record shareholders such as banks, brokers, or nominees which hold common shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record holder as held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro-rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state, or local income tax that may be payable (or required to be withheld) on such dividends. Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $0.12 per share sold brokerage commission.

Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011 or by telephone at (800) 730-6001.

DISCLOSURE UPDATE

In determining NAV, a substantial portion of the Funds' fixed income investments generally will be valued according to prices as furnished by an independent pricing service that are intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The address of the principal office of the Funds is 5800 Corporate Drive, Pittsburgh, PA 15237-7000.

The Funds' transfer agent is Computershare Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select "Closed-End Funds," select the name of the Fund, then select "sec.gov" opposite "SEC filings" to access the link to Form N-PX. This information is also available directly from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Closed-End Funds," selecting the name of the Fund, and then selecting "sec.gov" opposite "SEC filings" to access the link to Form N-Q.

Certification Disclosure

In October 2005, the Funds' Chief Executive Officer submitted to the New York Stock Exchange the annual certification as to compliance with the Exchange's Corporate Governance Listing Standards required by Section 303A.12(a) of the Exchange's Listed Company Manual. The certification was unqualified except to note that the Funds' Annual Report for the year ended November 30, 2004 had failed to refer to the filing in 2004 of the certifications described under this caption.

The Funds' reports on Form N-CSR and Form N-Q filed with the SEC during the past fiscal year, including the annual report for the year ended November 30, 2004, have contained the certifications of the Funds' Chief Executive Officer and Chief Financial Officer regarding the quality of the Funds' public disclosure required by Section 302 of the Sarbanes-Oxley Act.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

Federated
World-Class Investment Manager

Federated Premier Municipal Income FundFederated Premier Intermediate Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

29861 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $25,895

                  Fiscal year ended 2004 - $16,984

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $20,081

                  Fiscal year ended 2004 - $20,000

            Quarterly review of Preferred Shares asset maintenance test calculations and transfer agent testing, and Quarterly review of
      Preferred Shares asset maintenance test calculations, respectively.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $111,153 and
      $16,500 respectively.  Sarbanes Oxley sec. 302 procedures.

 (c)         Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services; all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services; all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant's audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $202,136

            Fiscal year ended 2004 - $291,707

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

The registrant has established an Audit Committee of the Board as described in Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John T.
Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

VOTING PROXIES ON REGISTRANT PORTFOLIO SECURITIES
The registrant's Board of Trustees has delegated to the registrant's Adviser authority to vote proxies on the securities held in the registrant's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired
Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs ISS by means of Proxy Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at
www.sec.gov.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid   common shares     approximate dollar
                          common     per common     (or units)       value) of common
                        shares (or   share (or     purchased as   shares (or units) that
                          units)       unit)         part of       may yet be purchased
                        purchased                    publicly       under the plans or
                                                 announced plans         programs
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(June 1, 2005 -
June 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(July 1, 2005-
July 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(August 1,
2005-August 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(September 1, 2005-
September 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(October 1, 2005-
October 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(November 1, 2005-
November 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid     preferred       approximate dollar
                        preferred       per         shares (or      value) of preferred
                        shares (or   preferred        units)      shares (or units) that
                          units)     share (or     purchased as    may yet be purchased
                        purchased      unit)         part of        under the plans or
                                                     publicly            programs
                                                 announced plans
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(June 1, 2005 -
June 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(July 1, 2005-
July 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(August 1, 2005-
August 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(September 1, 2005-
September 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(October 1, 2005-
October 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(November 1, 2005-
November 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA
------------------------------------------------------------------------------------------

Item 10.    Submission of Matters to a Vote of Security Holders

            No changes to report.

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

The following exhibits are filed with this report:
(a)(2) Certifications of Principal Executive Officer and Principal Financial
       Officer.
(b) Certifications pursuant to 18 U.S.C.ss. 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer

Date        January 24, 2006